CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Cash flows from operating activities
Net Income	$ 45,191	$ 64,259	$ 34,966
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	6,766		6,393
Stock-based compensation expenses	6,502		5,129
Foreign currency translation	(13)		(174)
Accrued interest, net	(2,031)		(1,181)
Deferred taxes, net	(476)		(248)
Accrued severance pay, net	(275)		503
Gain from sale of property and equipment	(17)		(6)
Net changes in operating assets and liabilities
Accounts receivable, net	19,780		29,012
Prepaid expenses and other current assets	(4,872)		(2,686)
Amortization of premium and accretion of discount on marketable securities, net	(516)		0
Other assets	(3)		8
Operating Lease right-of-use assets	1,812		1,617
Operating Lease liabilities	(2,080)		(2,475)
Accounts payable	(10,229)		(11,102)
Accrued expenses and other liabilities	(8,856)		(6,069)
Deferred revenues	(400)		(1,289)
Payment obligation related to acquisition	14,868		(3,123)
Net cash provided by operating activities	65,151		49,275
Cash flows from investing activities
Purchases of property and equipment	(368)		(435)
Proceeds from sale of property and equipment	17		6
Investment in marketable securities	(95,195)		0
Proceeds from sales and maturities of marketable securities	23,000		0
Proceeds from short-term deposits	224,900		80,000
Investment in short-term deposits	(196,800)		(113,400)
Cash paid in connection with acquisitions, net of cash acquired	0		(9,570)
Net cash used in investing activities	(44,446)		(43,399)
Cash flows from financing activities
Proceeds from exercise of stock-based compensation	2,188		1,294
Payments of contingent consideration	(13,256)		(9,091)
Net cash used in financing activities	(11,068)		(7,797)
Effect of exchange rate changes on cash and cash equivalents and restricted cash	85		(177)
Net increase (decrease) in cash and cash equivalents and restricted cash	9,722		(2,098)
Cash and cash equivalents and restricted cash at beginning of period	177,521	103,437	105,535
Cash and cash equivalents and restricted cash at end of period	187,243	177,521	103,437
Reconciliation of cash, cash equivalents, and restricted cash to the consolidated balance sheet
Cash and cash equivalents	185,928	176,226	102,398
Restricted cash	1,315		1,039
Cash and cash equivalents and restricted cash at end of period	187,243	$ 177,521	103,437
Cash paid during the period for:
Income taxes	12,347		4,159
Interest	0		3
Non-cash investing and financing activities:
Purchase of property and equipment on credit	$ 13		$ 83